Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 210,112	$ 147,505
Accounts receivable, net	797,832	747,110
Inventories, net	1,347,289	1,370,173
Other current assets	36,698	33,951
Total current assets	2,391,931	2,298,739
Property and equipment, net	136,230	125,424
Operating lease right-of-use assets	368,748	317,314
Goodwill	457,148	430,711
Intangible assets, net	218,146	175,191
Investment in unconsolidated entity	146,238	132,802
Other assets	10,741	8,033
Total assets	3,729,182	3,488,214
Current liabilities:
Current portion of long-term obligations	100,265	90,597
Borrowings under revolving credit agreement (Note 8)	0	56,400
Accounts payable	369,396	456,128
Accrued expenses and other current liabilities	242,351	303,397
Total current liabilities	712,012	906,522
Long-term obligations:
Borrowings under revolving credit agreement (Note 8)	15,400	0
Operating lease liabilities, net of current portion	276,913	232,144
Finance lease liabilities, net of current portion	12,214	11,388
Total long-term obligations	304,527	243,532
Deferred income taxes and other liabilities	96,453	89,882
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued	0	0
Paid-in capital	1,153,459	973,060
Accumulated other comprehensive loss, net of tax	(42,331)	(47,710)
Retained earnings	1,183,207	1,029,516
Treasury stock, at cost, 4,778,988 and 4,823,988 shares of Common stock and 48,263 and 48,263 shares of Class B common stock at December 31, 2023 and 2022, respectively	(86,630)	(87,440)
Total Watsco, Inc. shareholders' equity	2,229,839	1,889,237
Non-controlling interest	386,351	359,041
Total shareholders' equity	2,616,190	2,248,278
Total liabilities and shareholders' equity	3,729,182	3,488,214
Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock	19,353	19,054
Class B Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock	$ 2,781	$ 2,757